Description of the business and summary of material accounting policy information - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concesionaria
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela Aviacion, S.A
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela, S.A.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela El Salvador, S.A. de C.V.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Comercializadora Volaris, S.A. de C.V.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Servicios Earhart, S.A.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Servicios Corporativos
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Loyalty Program
Subsidiaries
Proportion of ownership interest in subsidiary		100.00%
Viajes Vuela
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Guatemala Dispatch Service, S.A
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucion de Banca Multiple, Fidecomiso 1710
Subsidiaries
Proportion of ownership interest in subsidiary		100.00%
CIBanco, S.A., Institucion de Banca Multiple, Fidecomiso 1711
Subsidiaries
Proportion of ownership interest in subsidiary		100.00%
Fideicomiso Irrevocable de Administracion numero F/307750
Subsidiaries
Proportion of ownership interest in subsidiary		100.00%
Fideicomiso Irrevocable de Administracion numero F/745291
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fideicomiso de Administracion numero CIB/3081
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fideicomiso Irrevocable de Administracin nmero CIB/3249
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucin de Banca Mltiple, Fideicomiso CIB/3853
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucin de Banca Mltiple, Fideicomiso CIB/3855
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucin de Banca Mltiple, Fideicomiso CIB/3866
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucin de Banca Mltiple, Fideicomiso CIB/3867
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S. A, Institucin de Banca Mltiple, Fideicomiso CIB/3921
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%